AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 24.6%
Industrial – 14.0%
Basic – 1.2%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	200	$214,130
Suzano Austria GmbH 2.50%, 09/15/2028		82	79,745
3.75%, 01/15/2031		17	17,421
WRKCo, Inc. 4.00%, 03/15/2028		62	69,285
Yamana Gold, Inc. 2.63%, 08/15/2031(a)		70	68,220

			448,801

Capital Goods – 0.9%
Flowserve Corp. 2.80%, 01/15/2032		46	45,545
General Electric Co. 3.45%, 05/01/2027		107	117,445
Parker-Hannifin Corp. 3.25%, 06/14/2029		25	26,886
Raytheon Technologies Corp. 4.125%, 11/16/2028		80	91,073
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		15	15,916
4.40%, 03/15/2024		37	39,787

			336,652

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		7	7,822
4.80%, 03/01/2050		15	16,896
5.125%, 07/01/2049		23	27,002
Comcast Corp. 4.15%, 10/15/2028		95	109,323
Discovery Communications LLC 4.65%, 05/15/2050		9	10,448
5.20%, 09/20/2047		15	18,498
5.30%, 05/15/2049		10	12,478
Fox Corp. 4.709%, 01/25/2029		25	29,132
5.576%, 01/25/2049		43	57,957
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		20	23,276

			312,832

Communications - Telecommunications – 0.6%
AT&T, Inc. 3.50%, 09/15/2053		55	54,459
3.65%, 09/15/2059		74	73,246
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		27	27,472
2.875%, 02/15/2031		41	41,367

	Principal Amount (000)		U.S. $ Value

3.375%, 04/15/2029(a)	U.S.$	7	$7,300

			203,844

Consumer Cyclical - Automotive – 0.6%
General Motors Co. 6.125%, 10/01/2025		25	29,302
General Motors Financial Co., Inc. 4.30%, 07/13/2025		30	32,872
5.25%, 03/01/2026		21	23,996
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		128	135,739

			221,909

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		85	86,663
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		12	13,737
MDC Holdings, Inc. 6.00%, 01/15/2043		38	47,637

			148,037

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		88	97,342
Lowe’s Cos., Inc. 3.65%, 04/05/2029		29	32,088
Ross Stores, Inc. 4.70%, 04/15/2027		113	129,822

			259,252

Consumer Non-Cyclical – 1.8%
Altria Group, Inc. 3.40%, 05/06/2030		85	89,754
4.80%, 02/14/2029		26	29,902
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		92	124,558
BAT Capital Corp. 2.726%, 03/25/2031		50	49,279
Cigna Corp. 4.375%, 10/15/2028		58	67,031
CVS Health Corp. 4.30%, 03/25/2028		4	4,561
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		50	49,156
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		200	215,520

			629,761

Energy – 4.0%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		129	122,526

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc./CA 4.25%, 04/15/2027	U.S.$	12	$13,340
4.40%, 04/15/2029		132	147,899
Chevron USA, Inc. 3.85%, 01/15/2028		30	33,881
5.25%, 11/15/2043		60	80,899
Devon Energy Corp. 5.60%, 07/15/2041		50	62,692
Enbridge Energy Partners LP 7.375%, 10/15/2045		70	111,197
Energy Transfer LP 4.75%, 01/15/2026		175	195,526
6.25%, 04/15/2049		14	18,425
Marathon Oil Corp. 6.80%, 03/15/2032		100	129,524
Marathon Petroleum Corp. 5.125%, 12/15/2026		30	34,899
6.50%, 03/01/2041		18	24,783
ONEOK Partners LP 6.125%, 02/01/2041		2	2,570
ONEOK, Inc. 4.00%, 07/13/2027		87	96,330
4.35%, 03/15/2029		57	64,234
5.20%, 07/15/2048		2	2,437
6.35%, 01/15/2031		23	29,476
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		40	42,069
4.50%, 12/15/2026		25	27,930
Suncor Energy, Inc. 6.80%, 05/15/2038		59	84,184
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		91	123,888

			1,448,709

Services – 0.6%
Booking Holdings, Inc. 4.625%, 04/13/2030		104	123,682
Expedia Group, Inc. 4.625%, 08/01/2027		40	45,359
IHS Markit Ltd. 4.25%, 05/01/2029		19	21,736
4.75%, 08/01/2028		7	8,197
Moody’s Corp. 4.25%, 02/01/2029		14	16,069

			215,043

Technology – 2.0%
Broadcom, Inc. 3.137%, 11/15/2035		16	15,873
3.187%, 11/15/2036		52	51,562
4.11%, 09/15/2028		69	77,228
4.15%, 11/15/2030		120	133,074
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		78	93,027
Fiserv, Inc. 3.50%, 07/01/2029		51	55,542

	Principal Amount (000)		U.S. $ Value

Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	34	$34,471
KLA Corp. 4.10%, 03/15/2029		14	15,940
Micron Technology, Inc. 4.185%, 02/15/2027		59	66,291
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)		28	33,798
Oracle Corp. 2.875%, 03/25/2031		57	58,740
3.95%, 03/25/2051		68	72,039

			707,585

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		39	42,072
4.75%, 10/20/2028(a)		46	51,313

			93,385

			5,025,810

Financial Institutions – 10.3%
Banking – 7.0%
American Express Co. Series B 3.553% (LIBOR 3 Month + 3.43%), 11/15/2021(b) (c)		8	8,012
Banco de Credito del Peru 3.125%, 07/01/2030(a)		87	85,586
Banco Santander SA 3.49%, 05/28/2030		200	214,498
Bank of America Corp. 2.299%, 07/21/2032		52	51,263
2.687%, 04/22/2032		56	57,166
Series DD 6.30%, 03/10/2026(c)		27	31,303
Series Z 6.50%, 10/23/2024(c)		41	45,814
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)		17	18,666
Barclays Bank PLC 6.86%, 06/15/2032(a) (c)		29	39,355
BNP Paribas SA 2.871%, 04/19/2032(a)		200	204,320
CIT Group, Inc. 5.25%, 03/07/2025		56	62,256
Citigroup, Inc. 3.98%, 03/20/2030		37	41,596
4.075%, 04/23/2029		52	58,246
5.95%, 01/30/2023(c)		55	57,384
Series W 4.00%, 12/10/2025(c)		37	38,219
Citizens Financial Group, Inc. 4.30%, 12/03/2025		99	109,811

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG 3.80%, 06/09/2023	U.S.$	265	$279,029
Fifth Third Bancorp Series L 4.50%, 09/30/2025(c)		24	26,117
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		19	18,821
2.615%, 04/22/2032		78	78,920
HSBC Holdings PLC 4.25%, 08/18/2025		203	222,295
JPMorgan Chase & Co. 2.58%, 04/22/2032		116	117,803
Series I 3.599% (LIBOR 3 Month + 3.47%), 01/30/2022(b) (c)		36	36,115
Series V 3.451% (LIBOR 3 Month + 3.32%), 01/01/2022(b) (c)		18	18,046
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(b) (c)		51	51,117
Morgan Stanley Series G 3.772%, 01/24/2029		82	90,781
Series H 3.736% (LIBOR 3 Month + 3.61%), 01/15/2022(b) (c)		10	10,070
Santander Holdings USA, Inc. 4.40%, 07/13/2027		41	46,050
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		100	97,037
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		81	92,761
US Bancorp Series J 5.30%, 04/15/2027(c)		63	72,001
Wells Fargo & Co. 2.188%, 04/30/2026		62	64,017
3.584%, 05/22/2028		20	21,932
Series BB 3.90%, 03/15/2026(c)		33	34,025

			2,500,432

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		44	48,886
Series I 4.00%, 06/01/2026(c)		72	75,060

			123,946

	Principal Amount (000)		U.S. $ Value

Finance – 1.7%
Air Lease Corp. 2.10%, 09/01/2028	U.S.$	23	$22,355
2.875%, 01/15/2026		7	7,303
3.625%, 04/01/2027		8	8,600
Aircastle Ltd. 2.85%, 01/26/2028(a)		88	89,203
4.125%, 05/01/2024		18	19,144
4.25%, 06/15/2026		7	7,648
5.25%, 08/11/2025(a)		47	52,443
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		62	61,729
3.50%, 11/01/2027(a)		17	17,915
4.125%, 08/01/2025(a)		2	2,154
4.375%, 01/30/2024(a)		14	14,948
4.875%, 10/01/2025(a)		20	22,064
5.50%, 12/15/2024(a)		46	51,554
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	50	71,034
Synchrony Financial 4.50%, 07/23/2025	U.S.$	147	162,273

			610,367

Insurance – 0.9%
Alleghany Corp. 3.625%, 05/15/2030		95	104,250
Centene Corp. 2.625%, 08/01/2031		21	20,870
4.625%, 12/15/2029		16	17,427
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		35	60,846
Prudential Financial, Inc. 5.875%, 09/15/2042		83	86,182
Voya Financial, Inc. 5.65%, 05/15/2053		31	32,678

			322,253

REITs – 0.4%
Digital Realty Trust LP 3.60%, 07/01/2029		56	61,381
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		6	6,287
Vornado Realty LP 3.40%, 06/01/2031		68	70,383

			138,051

			3,695,049

Utility – 0.3%
Electric – 0.2%
Entergy Corp. 1.90%, 06/15/2028		81	80,110

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029	U.S.$	17	$18,692

			98,802

Total Corporates - Investment Grade (cost $8,413,788)			8,819,661

COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.4%
Non-Agency Fixed Rate CMBS – 13.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		110	101,098
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		100	108,355
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		155	170,419
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		115	123,121
Series 2016-C4, Class AM 3.691%, 05/10/2058		45	48,151
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		260	267,431
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		144	152,491
Series 2015-GC35, Class A4 3.818%, 11/10/2048		55	60,255
Series 2016-C1, Class A4 3.209%, 05/10/2049		192	206,579
Series 2016-GC36, Class A5 3.616%, 02/10/2049		65	70,789
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		24	23,714
Series 2014-UBS3, Class A4 3.819%, 06/10/2047		130	139,300
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		130	139,870
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		45	48,176
Series 2015-CR24, Class A5 3.696%, 08/10/2048		65	70,523
Series 2015-DC1, Class A5 3.35%, 02/10/2048		80	85,543
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		100	107,317
Series 2015-C3, Class A4 3.718%, 08/15/2048		117	126,207

	Principal Amount (000)		U.S. $ Value

Series 2015-C4, Class A4 3.808%, 11/15/2048	U.S.$	215	$235,057
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		136	136,308
Series 2014-GC22, Class A5 3.862%, 06/10/2047		77	82,689
Series 2015-GC28, Class A5 3.396%, 02/10/2048		95	101,726
Series 2018-GS9, Class A4 3.992%, 03/10/2051		75	84,428
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (e)		14	13,950
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (e)		24	24,665
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (e)		4	4,102
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		100	107,218
Series 2014-C22, Class XA 0.976%, 09/15/2047(f)		2,449	48,830
Series 2014-C24, Class C 4.55%, 11/15/2047		110	107,433
Series 2015-C30, Class A5 3.822%, 07/15/2048		65	70,499
Series 2015-C31, Class A3 3.801%, 08/15/2048		194	210,578
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 5.31%, 05/15/2045		110	106,078
Series 2012-C6, Class E 5.31%, 05/15/2045(a)		132	98,047
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		14	6,322
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		137	138,935
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		100	109,406
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 02/15/2051		100	111,940
Series 2018-C9, Class A4 4.117%, 03/15/2051		125	140,095
Series 2018-C10, Class A4 4.313%, 05/15/2051		125	142,262
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		112	114,179
Wells Fargo Commercial Mortgage Trust Series 2013-C11, Class XA 1.275%, 03/15/2045(a) (f)		1,008	11,274

	Principal Amount (000)		U.S. $ Value

Series 2014-C19, Class A5 4.101%, 03/15/2047	U.S.$	130	$139,649
Series 2014-C24, Class AS 3.931%, 11/15/2047		110	116,447
Series 2015-SG1, Class A4 3.789%, 09/15/2048		94	100,463
Series 2016-C35, Class XA 2.051%, 07/15/2048(f)		871	64,136
Series 2016-LC25, Class C 4.562%, 12/15/2059		85	90,048
Series 2016-NXS6, Class C 4.453%, 11/15/2049		100	106,715

			4,872,818

Non-Agency Floating Rate CMBS – 3.8%
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.034% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (b)		100	100,061
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.084% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)		185	181,286
BBCMS Mortgage Trust Series 2020-BID, Class A 2.224% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (b)		71	71,420
BCP Trust Series 2021-330N, Class A 0.883% (LIBOR 1 Month + 0.80%), 06/15/2038(a) (b)		21	20,766
BFLD Trust Series 2021-FPM, Class A 1.684% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		113	113,068
BHMS Series 2018-ATLS, Class A 1.334% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (b)		81	81,265
BX Trust Series 2018-EXCL, Class A 1.172% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (b)		79	78,105
CLNY Trust Series 2019-IKPR, Class D 2.109% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (b)		65	64,897
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.117% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (b)		100	100,125

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(a) (b)	U.S.$	18	$18,345
Great Wolf Trust Series 2019-WOLF, Class A 1.118% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (b)		111	110,966
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.284% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (b)		115	115,106
Series 2019-SMP, Class A 1.234% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (b)		100	99,999
Invitation Homes Trust Series 2018-SFR2, Class C 1.364% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (b)		100	100,121
Starwood Retail Property Trust Series 2014-STAR, Class A 1.554% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (b)		174	105,971

			1,361,501

Total Commercial Mortgage-Backed Securities (cost $6,171,780)			6,234,319

MORTGAGE PASS-THROUGHS – 13.3%
Agency Fixed Rate 30-Year – 11.6%
Fannie Mae or Freddie Mac Series 2021 2.00%, 10/01/2051, TBA		415	415,843
Series 2021 2.50%, 10/01/2051, TBA		1,162	1,197,496
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		157	168,090
Series 2020 3.50%, 01/01/2050		81	88,112
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		38	43,402
Series 2007 5.50%, 07/01/2035		12	14,261
Series 2016 4.00%, 02/01/2046		105	114,109
Series 2017 4.00%, 07/01/2044		73	79,882
Series 2018 4.50%, 10/01/2048-11/01/2048		147	161,857
5.00%, 11/01/2048		40	44,502
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		37	42,222

	Principal Amount (000)			U.S. $ Value

Series 2004 5.50%, 04/01/2034-11/01/2034	U.S.$	33		$38,047
Series 2005 5.50%, 02/01/2035		38		43,498
Series 2010 4.00%, 12/01/2040		47		51,323
Series 2012 3.50%, 02/01/2042-01/01/2043		148		161,368
Series 2013 3.50%, 04/01/2043		72		78,498
4.00%, 10/01/2043		183		200,683
Series 2018 3.50%, 04/01/2048-05/01/2048		570		614,619
4.50%, 09/01/2048		126		138,399
Series 2019 3.50%, 09/01/2049-11/01/2049		261		280,224
Series 2020 3.50%, 01/01/2050		73		79,055
Government National Mortgage Association Series 1994 9.00%, 09/15/2024		0	**	199
Series 2016 3.00%, 04/20/2046		84		88,273

				4,143,962

Agency Fixed Rate 15-Year – 1.7%
Federal National Mortgage Association Series 2016 2.50%, 07/01/2031-01/01/2032		589		615,381

Total Mortgage Pass-Throughs (cost $4,604,112)				4,759,343

GOVERNMENTS - TREASURIES – 12.6%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	474		114,242

United States – 12.3%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	1,349		1,282,740
2.00%, 08/15/2051		403		394,387
2.375%, 05/15/2051		15		16,070
5.375%, 02/15/2031		244		327,279
U.S. Treasury Notes 0.125%, 08/31/2022		883		883,676
0.875%, 09/30/2026		148		146,747
0.875%, 11/15/2030(g)		407		386,235
1.125%, 02/15/2031		83		80,328
1.25%, 08/15/2031		510		497,286
1.625%, 05/15/2026		391		403,528

				4,418,276

Total Governments - Treasuries (cost $4,484,618)				4,532,518

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.7%
Risk Share Floating Rate – 7.4%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.936% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (b)	U.S.$	82	$82,099
Series 2019-4A, Class M1B 2.086% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (b)		150	150,047
Series 2020-4A, Class M2A 2.686% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (b)		70	69,715
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.486% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (b)		13	13,121
Series 2019-R02, Class 1M2 2.386% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (b)		16	15,996
Series 2019-R03, Class 1M2 2.236% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (b)		26	26,098
Series 2019-R04, Class 2M2 2.186% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (b)		18	18,385
Series 2019-R05, Class 1M2 2.086% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (b)		15	15,380
Series 2019-R06, Class 2M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (b)		31	31,589
Series 2019-R07, Class 1M2 2.186% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (b)		35	35,589
Series 2020-R01, Class 1M2 2.136% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (b)		82	82,088
Series 2020-R02, Class 2M2 2.086% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (b)		70	69,855
Eagle Re Ltd. Series 2020-1, Class M1A 0.986% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (b)		150	149,409
Series 2020-2, Class M1B 4.086% (LIBOR 1 Month + 4.00%), 10/25/2030(a) (b)		89	89,111
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.136% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)		75	75,680

	Principal Amount (000)		U.S. $ Value

Series 2019-DNA4, Class M2 2.036% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (b)	U.S.$	39	$38,888
Series 2019-FTR2, Class M2 2.236% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (b)		115	115,073
Series 2019-HQA1, Class M2 2.436% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (b)		65	65,868
Series 2020-DNA1, Class M2 1.786% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (b)		60	60,147
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(a) (b)		65	66,110
Series 2021-DNA3, Class B1 3.55% (SOFR + 3.50%), 10/25/2033(a) (b)		71	74,496
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.986% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		39	40,245
Series 2014-C04, Class 2M2 5.086% (LIBOR 1 Month + 5.00%), 11/25/2024(b)		9	9,124
Series 2015-C02, Class 1M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		29	29,090
Series 2015-C02, Class 2M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		7	7,210
Series 2015-C03, Class 1M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		31	31,474
Series 2015-C03, Class 2M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		7	7,231
Series 2015-C04, Class 1M2 5.786% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		65	68,787
Series 2016-C01, Class 1M2 6.836% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		77	81,305
Series 2016-C02, Class 1M2 6.086% (LIBOR 1 Month + 6.00%), 09/25/2028(b)		58	60,719
Series 2016-C03, Class 2M2 5.986% (LIBOR 1 Month + 5.90%), 10/25/2028(b)		44	46,467
Series 2016-C05, Class 2M2 4.536% (LIBOR 1 Month + 4.45%), 01/25/2029(b)		50	51,932

	Principal Amount (000)		U.S. $ Value

Series 2016-C06, Class 1M2 4.336% (LIBOR 1 Month + 4.25%), 04/25/2029(b)	U.S.$	88	$90,754
Series 2017-C01, Class 1M2 3.636% (LIBOR 1 Month + 3.55%), 07/25/2029(b)		68	69,760
Series 2017-C02, Class 2M2C 3.736% (LIBOR 1 Month + 3.65%), 09/25/2029(b)		68	70,803
Series 2017-C04, Class 2M2 2.936% (LIBOR 1 Month + 2.85%), 11/25/2029(b)		38	38,858
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (b)		35	35,485
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (b)		51	50,259
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (b)		27	26,678
Radnor Re Ltd. Series 2020-1, Class M1A 1.036% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (b)		150	149,626
Series 2020-1, Class M2A 2.086% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (b)		150	150,000
STACR Trust Series 2018-DNA3, Class M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (b)		31	31,036
Triangle Re Ltd. Series 2020-1, Class M1B 3.986% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (b)		150	150,582
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.336% (LIBOR 1 Month + 5.25%), 11/25/2025(b) (d)		17	16,082
Series 2015-WF1, Class 2M2 5.586% (LIBOR 1 Month + 5.50%), 11/25/2025(b) (d)		7	6,419

			2,664,670

Non-Agency Fixed Rate – 1.6%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		10	8,981
Series 2006-24CB, Class A16 5.75%, 08/25/2036		48	36,695
Series 2006-28CB, Class A14 6.25%, 10/25/2036		35	25,829
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		22	19,461

	Principal Amount (000)		U.S. $ Value

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2 2.50%, 06/25/2051(a)	U.S.$	98	$99,931
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		16	10,953
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(a)		99	100,105
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		21	14,361
Series 2006-13, Class 1A19 6.25%, 09/25/2036		11	7,227
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		36	23,956
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.183%, 07/25/2036		67	57,483
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(a)		99	101,009
United Wholasale Mortgage Trust Series 2021-INV1, Class A3 2.50%, 08/25/2051(a)		74	74,706

			580,697

Agency Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs Series 4981, Class HS 6.014% (6.10% - LIBOR 1 Month), 06/25/2050(b) (h)		325	60,838
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.454% (6.54% - LIBOR 1 Month), 12/25/2041(b) (h)		90	18,943
Series 2015-90, Class SL 6.064% (6.15% - LIBOR 1 Month), 12/25/2045(b) (h)		181	36,681
Series 2016-77, Class DS 5.914% (6.00% - LIBOR 1 Month), 10/25/2046(b) (h)		142	27,777
Series 2017-26, Class TS 5.864% (5.95% - LIBOR 1 Month), 04/25/2047(b) (h)		179	39,047
Series 2017-62, Class AS 6.064% (6.15% - LIBOR 1 Month), 08/25/2047(b) (h)		166	34,504

	Principal Amount (000)		U.S. $ Value

Series 2017-81, Class SA 6.114% (6.20% - LIBOR 1 Month), 10/25/2047(b) (h)	U.S.$	179	$42,169
Series 2017-97, Class LS 6.114% (6.20% - LIBOR 1 Month), 12/25/2047(b) (h)		199	49,662
Government National Mortgage Association Series 2017-134, Class SE 6.113% (6.20% - LIBOR 1 Month), 09/20/2047(b) (h)		112	18,472
Series 2017-65, Class ST 6.063% (6.15% - LIBOR 1 Month), 04/20/2047(b) (h)		164	35,517

			363,610

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(f)		193	34,584
Series 5049, Class CI 3.50%, 12/25/2050(f)		207	27,749
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.624%, 05/28/2035		50	48,679
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(f)		410	61,611

			172,623

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.466% (LIBOR 1 Month + 0.38%), 12/25/2036(b)		98	45,757
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.586% (LIBOR 1 Month + 0.50%), 03/25/2035(b)		22	20,448

			66,205

Total Collateralized Mortgage Obligations (cost $3,900,959)			3,847,805

CORPORATES - NON-INVESTMENT GRADE – 5.3%
Industrial – 3.3%
Basic – 0.3%
Ingevity Corp. 3.875%, 11/01/2028(a)		65	64,824
Sealed Air Corp. 4.00%, 12/01/2027(a)		47	50,141

			114,965

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
GFL Environmental, Inc. 3.50%, 09/01/2028(a)	U.S.$	62	$62,367
TransDigm, Inc. 6.25%, 03/15/2026(a)		50	52,286

			114,653

Communications - Media – 0.8%
Cable One, Inc. 4.00%, 11/15/2030(a)		37	36,845
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		75	76,616
CSC Holdings LLC 6.75%, 11/15/2021		30	30,107
Netflix, Inc. 5.875%, 11/15/2028		83	101,697
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		57	58,010

			303,275

Communications - Telecommunications – 0.2%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		60	58,162

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		61	59,374

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp. 4.00%, 08/01/2028(a)		56	56,587
Mattel, Inc. 3.375%, 04/01/2026(a)		32	32,999
3.75%, 04/01/2029(a)		32	33,362
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		43	48,112
11.50%, 06/01/2025(a)		44	50,235

			221,295

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		77	76,249

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		42	42,427

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		41	40,834
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		50	49,978

	Principal Amount (000)		U.S. $ Value

Newell Brands, Inc. 4.70%, 04/01/2026	U.S.$	33	$36,371
4.875%, 06/01/2025		8	8,831
Spectrum Brands, Inc. 5.75%, 07/15/2025		5	5,141

			141,155

Energy – 0.2%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		33	32,928
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		16	16,488
4.125%, 08/15/2031(a)		17	17,766

			67,182

			1,198,737

Financial Institutions – 1.8%
Banking – 1.6%
Banco Santander SA 7.50%, 02/08/2024(a) (c)		200	218,880
Credit Suisse Group AG 7.50%, 07/17/2023(a) (c)		200	213,726
Discover Financial Services Series D 6.125%, 06/23/2025(c)		127	142,878

			575,484

Finance – 0.2%
SLM Corp. 4.20%, 10/29/2025		68	72,879

			648,363

Utility – 0.2%
Electric – 0.2%
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		58	58,417

Total Corporates - Non-Investment Grade (cost $1,863,372)			1,905,517

ASSET-BACKED SECURITIES – 4.3%
Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		80	81,101
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		100	100,505
Series 2021-A, Class C 1.66%, 08/15/2025(a)		100	100,487
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		81	81,594

	Principal Amount (000)		U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	U.S.$	50	$51,270
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		97	97,785
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		36	40,777
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		85	89,727
Marlette Funding Trust Series 2019-3A, Class A 2.69%, 09/17/2029(a)		1	1,060
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		33	34,232
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		100	100,196
SoFi Consumer Loan Program LLC Series 2017-4, Class B 3.59%, 05/26/2026(a)		52	52,578

			831,312

Autos - Fixed Rate – 1.7%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class A 4.00%, 03/20/2025(a)		105	112,512
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		33	32,983
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		100	99,485
Exeter Automobile Receivables Trust Series 2017-1A, Class D 6.20%, 11/15/2023(a)		79	78,954
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		29	29,621
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		34	33,989
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		13	13,100
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(a)		61	60,978

	Principal Amount (000)		U.S. $ Value

Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	U.S.$	150	$149,966

			611,588

Credit Cards - Fixed Rate – 0.2%
World Financial Network Credit Card Master Trust Series 2019-B, Class M 3.04%, 04/15/2026		80	81,303

Home Equity Loans - Floating Rate – 0.1%
ABFC Trust Series 2003-WF1, Class A2 1.211% (LIBOR 1 Month + 1.13%), 12/25/2032(b)		11	11,190

Total Asset-Backed Securities (cost $1,516,381)			1,535,393

INFLATION-LINKED SECURITIES – 2.9%
Canada – 0.6%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	206	207,747

United States – 2.3%
U.S. Treasury Inflation Index 0.125%, 01/15/2031 (TIPS)	U.S.$	84	91,959
0.375%, 01/15/2027 (TIPS)		683	753,824

			845,783

Total Inflation-Linked Securities (cost $1,064,671)			1,053,530

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.8%
United States – 1.8%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		50	50,643
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		80	81,288
State of California Series 2010 5.70%, 11/01/2021		65	65,273
7.625%, 03/01/2040		200	332,635
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		46	47,586
University of California Series 2021-B 3.071%, 05/15/2051		75	76,002

Total Local Governments - US Municipal Bonds (cost $518,754)			653,427

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)	U.S.$	19	$18,475

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		85	90,578

			109,053

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(d)		5	5,142

Total Emerging Markets - Corporate Bonds (cost $109,105)			114,195

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047 (cost $43,985)		50	43,317

SHORT-TERM INVESTMENTS – 12.9%
U.S. Treasury Bills – 10.6%
U.S. Treasury Bill 0.00% 10/19/2021-09/08/2022 (cost $3,799,616)		3,800	3,799,538

	Shares

Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $807,672)		807,672	807,672

Total Short-Term Investments (cost $4,607,288)			4,607,210

Total Investments – 106.2% (cost $37,298,813)(l)			38,106,235
Other assets less liabilities – (6.2)%			(2,231,797)

Net Assets – 100.0%			$35,874,438

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1	December 2021	$145,250	$(2,197)
U.S. T-Note 2 Yr (CBT) Futures	9	December 2021	1,980,492	(1,354)
U.S. Ultra Bond (CBT) Futures	12	December 2021	2,292,750	(67,541)
Sold Contracts
U.S. 10 Yr Ultra Futures	1	December 2021	145,250	2,358

				$(68,734)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CAD	1,191	USD	935	11/19/2021	$(5,034)
Citibank, NA	AUD	995	USD	717	11/09/2021	(2,394)
Deutsche Bank AG	USD	366	RUB	26,958	12/15/2021	157
Goldman Sachs Bank USA	MYR	497	USD	120	12/22/2021	1,329
State Street Bank & Trust Co.	SEK	3,095	USD	359	10/13/2021	5,963
State Street Bank & Trust Co.	EUR	63	USD	74	11/08/2021	1,820
State Street Bank & Trust Co.	AUD	42	USD	30	11/09/2021	(58)
State Street Bank & Trust Co.	USD	29	AUD	39	11/09/2021	(671)

						$1,112

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.49%	USD	104	$9,258	$4,339	$4,919
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.01	USD	239	22,421	22,712	(291)

						$31,679	$27,051	$4,628

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	450	09/07/2026	CPI#	2.670%	Maturity	$(2,732)	$—	$(2,732)
USD	450	09/07/2031	2.519%	CPI#	Maturity	4,609	—	4,609

						$1,877	$—	$1,877

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	15,600	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(21,076)	$10	$(21,086)
USD	130	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,598)	—	(1,598)
USD	250	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,436)	—	(7,436)
CAD	240	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	1,809	—	1,809

						$(28,301)	$10	$(28,311)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	7	$538	$1,390	$(852)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	7	538	1,389	(851)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	119	9,139	23,132	(13,993)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	128	9,830	25,743	(15,913)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	595	$45,696	$118,912	$(73,216)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	298	22,886	58,453	(35,567)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	51	3,917	8,728	(4,811)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	68	5,223	13,535	(8,312)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	27	2,074	5,169	(3,095)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	54	4,147	10,875	(6,728)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(285)	(155)	(130)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(284)	(124)	(160)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2	(568)	(231)	(337)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(852)	(365)	(487)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,136)	(509)	(627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,136)	(413)	(723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5	(1,420)	(549)	(871)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6	(1,704)	(754)	(950)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6	(1,704)	(730)	(974)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	7	$(1,988)	$(1,001)	$(987)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6	(1,704)	(694)	(1,010)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	7	(1,988)	(769)	(1,219)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(1,042)	(1,230)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(974)	(1,298)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,556)	(966)	(1,590)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,556)	(947)	(1,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	12	(3,408)	(1,234)	(2,174)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14	(3,976)	(1,503)	(2,473)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	28	(7,952)	(1,857)	(6,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	56	(15,904)	(7,968)	(7,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	94	(26,696)	(5,833)	(20,863)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	318	(90,365)	(12,478)	(77,887)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	350	(99,400)	(19,428)	(79,972)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(899)	(1,373)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	8	$(2,272)	$(440)	$(1,832)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	27	(7,668)	(2,961)	(4,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	28	(7,952)	(3,072)	(4,880)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	51	(14,484)	(6,164)	(8,320)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	135	(14,076)	(2,533)	(11,543)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	132	(37,488)	(8,873)	(28,615)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,136)	(583)	(553)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,136)	(344)	(792)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(758)	(1,514)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,272)	(700)	(1,572)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14	(3,976)	(1,722)	(2,254)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	16	(4,544)	(1,657)	(2,887)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	28	(7,952)	(4,390)	(3,562)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	39	(11,076)	(6,202)	(4,874)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	41	(11,644)	(5,352)	(6,292)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	49	(13,916)	(4,061)	(9,855)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	57	$(16,188)	$(5,825)	$(10,363)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,556)	(1,102)	(1,454)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	18	(5,112)	(2,136)	(2,976)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	51	(14,484)	(5,999)	(8,485)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,940)	(2,367)	(7,573)

						$(362,554)	$138,662	$(501,216)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $8,774,671 or 24.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2021.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of September 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$13,880	$13,950	0.04%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	24,670	24,665	0.07%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	4,108	4,102	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	5,000	5,142	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.336%, 11/25/2025	09/28/2015	16,741	16,082	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.586%, 11/25/2025	09/28/2015	6,473	6,419	0.02%

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Inverse interest only security.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,133,043 and gross unrealized depreciation of investments was $(916,265), resulting in net unrealized appreciation of $216,778.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$8,819,661	$—	$8,819,661
Commercial Mortgage-Backed Securities	—	6,191,602	42,717	6,234,319
Mortgage Pass-Throughs	—	4,759,343	—	4,759,343
Governments - Treasuries	—	4,532,518	—	4,532,518
Collateralized Mortgage Obligations	—	3,847,805	—	3,847,805
Corporates - Non-Investment Grade	—	1,905,517	—	1,905,517
Asset-Backed Securities	—	1,535,393	—	1,535,393
Inflation-Linked Securities	—	1,053,530	—	1,053,530
Local Governments - US Municipal Bonds	—	653,427	—	653,427
Emerging Markets - Corporate Bonds	—	114,195	—	114,195
Quasi-Sovereigns	—	43,317	—	43,317
Short-Term Investments:
U.S. Treasury Bills	—	3,799,538	—	3,799,538
Investment Companies	807,672	—	—	807,672

Total Investments in Securities	807,672	37,255,846	42,717	38,106,235
Other Financial Instruments(a):
Assets:
Futures	2,358	—	—	2,358
Forward Currency Exchange Contracts	—	9,269	—	9,269
Centrally Cleared Credit Default Swaps	—	31,679	—	31,679
Centrally Cleared Inflation (CPI) Swaps	—	4,609	—	4,609
Centrally Cleared Interest Rate Swaps	—	1,809	—	1,809
Credit Default Swaps	—	103,988	—	103,988
Liabilities:
Futures	(71,092)	—	—	(71,092)
Forward Currency Exchange Contracts	—	(8,157)	—	(8,157)
Centrally Cleared Inflation (CPI) Swaps	—	(2,732)	—	(2,732)
Centrally Cleared Interest Rate Swaps	—	(30,110)	—	(30,110)
Credit Default Swaps	—	(466,542)	—	(466,542)

Total	$738,938	$36,899,659	$42,717	$37,681,314

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$765	$21,332	$21,289	$808	$0	**

**	Amount less than $500.